Derivative Financial Instruments (Natural Gas Basis Swap Contracts) (Detail) - Basis Swap Derivative Contracts [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017 MMBTU $ / MMBTU	Dec. 31, 2016 MMBTU $ / MMBTU
2017 [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	6,135,000	12,470,000
First remaining period of term of derivative contract	Jul. 01, 2017	Jan. 01, 2017
Last remaining period of term of derivative contract	Dec. 31, 2017	Dec. 31, 2017
Weighted average spread | $ / MMBTU	(0.25)	(0.24)
2018 [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	5,910,000	5,910,000
First remaining period of term of derivative contract	Jan. 01, 2018	Jan. 31, 2018
Last remaining period of term of derivative contract	Oct. 31, 2018	Oct. 31, 2018
Weighted average spread | $ / MMBTU	(0.27)	(0.27)